Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow supplemental disclosures [Table Text Block]
	2025	2024

Non-cash transactions:
Share consideration issued for acquisition	$-	$1,088
Recognition of ROU assets and lease liabilities	$552	$250
Reclassification of warrant liability from equity	$5,112	$-
Reclassification of derivative liability to equity	$120	$-

Interest paid	1,358	1,555
Income taxes paid	1,387	687